Operating Assets and Liabilities - Deferred Revenue (Details) kr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 DKK (kr)	Jul. 31, 2020 USD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized during the year			kr (16,474)	kr (14,505)	kr (8,417)
Upfront payment recognized			16,474	14,505	8,417
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue at January 1			513	513
Revenue recognized during the year			(732)	(1,174)	(245)
Total at December 31			513	513	513
Non-current deferred revenue			480	480
Current deferred revenue			33	33
Deferred Revenue Recognized			0	0	0
Total at December 31			kr 513	kr 513	kr 513
Upfront payment	kr 4,911	$ 750
Upfront payment recognized						kr 4,398